UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-08037

              AdvisorOne Funds

(Exact name of registrant as specified in charter)

              4020 South 147th Street, Omaha, NE                  68137

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         402-493-3313

Date of fiscal year end:  4/30

Date of reporting period:4/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

AdvisorOne Funds

ANNUAL REPORT

April 30, 2006

Distributed by Aquarius Fund Distributors, LLC
Member NASD

AdvisorOne Funds

This page is intentionally left blank.

AdvisorOne Funds Annual Report

Table of Contents

Letter From The Portfolio Management Team

Amerigo Fund - Portfolio Summary

Clermont Fund - Portfolio Summary

Berolina Fund - Portfolio Summary

Descartes Fund - Portfolio Summary

Liahona Fund - Portfolio Summary

Amerigo Fund - Performance Update

Clermont Fund - Performance Update

Shareholder Expense Example

Amerigo Fund - Schedule of Investments

Clermont Fund - Schedule of Investments

Berolina Fund - Schedule of Investments

Descartes Fund - Schedule of Investments

Liahona Fund - Schedule of Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

Trustees and Officers

Additional Information

AdvisorOne Funds Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Annual Report for the Funds covering the year ended April 30, 2006.

Investment Environment Equity market performance during the past six months was positive with the Standard and Poors 500 Index posting a total return of 9.59 percent. Key asset class themes over this period of time were as follows:

     Mid and small companies outperformed their large-capitalization peers. That is the opposite of how they were performing when we penned our semi-annual comments back in October of 2005.

     Growth also outperformed value in the mid- and small-capitalization ranges. In the large-cap arena, value outperformed growth by a significant margin. Again, this is almost the opposite of what we were seeing in October of 2005.

     International equities for both emerging and developed market countries outperformed the domestic Standard and Poors 500 Index as the global economy continued to expand and the U.S. dollar continued to weaken which benefited many international investments.

Interest rates have continued to increase, exceeding 5 percent for the first time in years. It s hard to believe that short-term interest rates were near 1 percent only three years earlier.  Should interest rates continue to rise, they may provide increasing competition for equity investors. With interest rates at 1 percent, the decision that stocks were more attractive than bonds was very straightforward and did not require much thought. With interest rates at 5 percent, bonds begin to become more interesting as an asset class and can no longer be viewed as a dead asset class.

Portfolio Positioning

The major driver of Amerigo s performance during the past six months clearly was its exposure to developed and emerging market international equities which accounted for one-third of Amerigo s portfolio.  The largest contributors of this outperformance were Amerigo s positions in iShares MSCI Emerging Markets and iShares MSCI EAFE.

Given the tremendous rally which occurred in emerging markets in 2006 to date, we used the opportunity to realize profits in our emerging market allocation and reduced the position from 20 percent to approximately 10 percent. We also reduced Amerigo s exposure to the iShares Russell Mid Cap Growth Fund by approximately 40 percent to approximately 6 percent of the portfolio.

Proceeds from these sales were reinvested primarily into the large-capitalization Standard and Poor s 500 Index Depository Receipts, which is now Amerigo s largest position as well as Amerigo s performance benchmark.  We also established a new position in the iShares Industrial SPDR Sector Exchange Traded Fund.  The key themes to these transactions were to realize gains in Amerigo s international allocation, reduce our exposure to the more volatile portions of the market and increase our domestic allocations to high-quality, large-capitalization securities.

AdvisorOne Funds Annual Report

We were also pleased with Clermont s performance over the reporting period.  Clermont is a conservative, balanced fund that invests in both equity and fixed income securities. Clermont s base equity exposure is approximately 45 percent equities.

As with Amerigo, Clermont s international equity exposure to developed and emerging market equities has a very positive impact on the fund s performance.  During the period we also added our exposure to the Standard and Poor s 500 Depository Receipts (Clermont s equity benchmark).  That security now represents Clermont s largest portfolio holding.

As the reporting period was coming to a close, we eliminated Clermont s allocations to  short-term U.S. Treasury Bills and Notes and extended the duration of the Fund s fixed-income portfolio to take advantage of the current higher level of interest rates. Specifically, the new portfolio additions were the iShares Lehman 20+ Year Treasury Bond and the iShares Lehman Aggregate Bond Index.

Investment Outlook We remain neutral on the equity market at the present time as undervalued securities and asset classes are becoming harder and harder to find. If interest rates continue to ratchet higher, this will eventually have the impact of slowing economic growth. When that process is completed, equity valuations may once again expand providing us with a broader opportunity of attractive investment alternatives.

The AdvisorOne Fund Family Adds Three New Funds In addition to managing the Amerigo and Clermont Funds, the AdvisorOne Fund s portfolio management team has taken on three new funds. These funds were developed to broaden AdvisorOne s product offering and improve clients abilities to effectively allocate their portfolios as market conditions change. The three new funds are the Berolina Fund, Descartes Fund and Liahona Fund.

The Berolina Fund is named for a rule variation in the game of chess. Descartes is named after the famous Mathematician and Philosopher, Rene Descartes and Liahona is an ancient Mayan word for compass, which is our firm s logo.

Since each of the funds has a broad investment mandate, we classify the funds by risk profile rather than the more typical style box approach of value or growth, small-cap or large-cap.

The risk budgets of these funds are as follows:

     Berolina will have a risk budget around 80 percent of the risk of the S&P 500

     Liahona will have a risk budget around 70 percent of the Russell 1000 Value Index

     Descartes will have a risk budget around 100 percent of the Russell 1000 Value Index

AdvisorOne Funds Annual Report

Berolina, Descartes and Liahona primarily utilize exchange-traded funds as their primary investment vehicle, but Descartes and Liahona utilize a more quantitative strategy and Berolina uses a more tactical strategy than our other funds.

The following helps illustrate the level of aggressiveness of the funds compared to one another.

Risk Continuum	Fund Name
More Aggressive	Amerigo
Descartes
Berolina
Liahona
Less Aggressive	Clermont

Thank you for choosing the AdvisorOne Funds. We look forward to continuing to help you reach your financial goals.

Sincerely,
Portfolio Management Team

The AdvisorOne Funds are a fund of funds meaning they invest in underlying mutual funds and exchange-traded funds ( Underlying Funds ). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities. There are certain risks associated with these holdings as listed below:

EQUITY SECURITIES: The value will fluctuate in response to stock market movements BONDS: The value will fluctuate with changes in interest rates JUNK BONDS: Carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities OPTIONS AND/OR FUTURES (Derivative Securities): Are volatile and involve significant risks FOREIGN AND DEVELOPING MARKET SECURITIES: Unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets and a lack of governmental regulation may subject foreign securities to risk

The S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

The Russell 1000 Value Index consists of the lower price-to-book ratios securities on the Russell 1000 Index. This index generally represents the value-oriented, large-capitalization stocks in the US equity market. Portfolio holdings shown may not be representative of the fund s current or future investments and should not be considered to be investment advice. Portfolio holdings are subject to change and should not be considered to be investment advice. The performance for holdings shown represents past performance. Past performance is not necessarily indicative of current performance.

AdvisorOne Funds Annual Report

Amerigo Fund- Portfolio Summary

Top Ten Portfolio Holdings*
SPDR Trust Series I	22.13%
iShares MSCI EAFE Index Fund	8.70%
iShares MSCI Emerging Markets Index Fund	7.99%
Nasdaq-100 Index Tracking Stock Fund	7.04%
iShares Russell Midcap Growth Index Fund	5.89%
Goldman Sachs Prime Obligation Fund	5.52%
Vanguard Mid-Cap VIPERs	5.36%
SPDR Industrial Select Sector Fund	5.23%
SPDR Consumer Staples Select Sector Fund	3.99%
Milestone Treasury Obligation Portfolio - Institutional Class	3.87%

Portfolio Composition*

Large Cap Blend	31.35%
International Equity	13.13%
Emerging Markets	9.94%
Large Cap Growth	9.43%
Money Market Funds	9.39%
Large Cap Value	6.73%
Speciality	6.12%
Mid Cap Growth	5.89%
Mid Cap Blend	5.36%
Bond Funds	1.42%
Diversified Companies	1.24%

*Based on total investment value as of April 30, 2006. Holdings may vary over time.

Clermont Fund - Portfolio Summary

Top Ten Portfolio Holdings*
SPDR Trust Series I	11.27%
iShares Lehman Aggregate Bond Fund	11.01%
Vanguard Mid-Cap VIPERs	10.44%
Milestone Treasury Obligation Portfolio- Institutional Class	8.42%
iShares Lehman 20+ Year Treasury Bond Fund	5.80%
iShares MSCI Emerging Markets Index Fund	5.73%
iShares Morningstar Mid Core Index Fund	5.20%
iShares Russell Midcap Growth Index Fund	4.50%
iShares Dow Jones US Healthcare Sector Index Fund	4.35%
iShares MSCI EAFE Index Fund	3.91%

Portfolio Composition*

Bond Funds	23.19%
Large Cap Blend	16.67%
Mid Cap Blend	15.63%
Money Market Funds	10.90%
Emerging Markets	8.45%
Specialty	6.36%
International Equity	5.99%
Mid Cap Growth	4.50%
U.S. Treasury Bonds	4.10%
Large Cap Value	3.32%
Diversified Companies	0.89%

*Based on total investment value as of April 30, 2006. Holdings may vary over time.

Berolina Fund - Portfolio Summary

Top Ten Portfolio Holdings*
SPDR Energy Select Sector Fund	11.72%
Goldman Sachs Prime Obligation Fund	9.65%
SPDR Trust Series 1	7.69%
iShares Lehman 20+ Year Treasury Bond Fund	7.39%
SPDR Industrials Select Sector Fund	7.07%
Midcap SPDR Trust Series 1	6.44%
SPDR Consumer Staples Select Sector Fund	5.58%
iShares MSCI EAFE Index Fund	4.98%
SPDR Financial Select Sector Fund	3.97%
iShares Russell Midcap Growth Index Fund	3.86%

Portfolio Composition*

Specialty	22.01%
Large Cap Blend	20.34%
Mid Cap Blend	12.31%
Bond Funds	10.27%
Money Market Funds	9.65%
Large Cap Value	5.81%
Large Cap Growth	5.68%
Emerging Markets	5.09%
International Equity	4.98%
Mid Cap Growth	3.86%

*Based on total investment value as of April 30, 2006. Holdings may vary over time.

Descates Fund - Portfolio Summary

Top Ten Portfolio Holdings*
iShares Russell 1000 Value Index Fund	16.02%
iShares Morningstar Large Core Index Fund	14.31%
Goldman Sachs Prime Obligation Fund	10.29%
Goldman Sachs Financial Square Funds	10.29%
iShares MSCI EAFE Growth Index Fund	9.51%
iShares Morningstar Mid Core Index Fund	9.33%
iShares Russell Midcap Growth Index Fund	9.31%
iShares S&P 500 Index Fund	8.74%
iShares MSCI EAFE Index Fund	4.12%
SPDR Industrial Select Sector Fund	4.07%

Portfolio Composition*

Large Cap Blend	27.11%
Money Market Funds	20.58%
Large Cap Value	16.02%
International Equity	13.63%
Mid Cap Blend	9.33%
Mid Cap Growth	9.31%
Emerging Markets	4.02%

*Based on total investment value as of April 30, 2006. Holdings may vary over time.

Liahona Fund - Portfolio Summary

Top Ten Portfolio Holdings*
Fidelity Institutional Government Portfolio	11.66%
Goldman Sachs Government Obligations Fund	11.66%
Goldman Sachs Treasury Obligations Fund	11.66%
Goldman Sachs Prime Obligation Fund	11.66%
iShares Morningstar Mid Core Index Fund	11.04%
iShares Lehman US TIP Securities Fund	10.60%
iShares Russell 1000 Value Index Fund	8.99%
iShares S&P 500 Index Fund	8.85%
iShares MSCI EAFE Growth Fund	5.48%
iShares MSCI Emerging Markets Index Fund	4.48%

Portfolio Composition*

Money Market Funds	46.63%
Large Cap Blend	12.77%
Mid Cap Blend	11.04%
Bond Funds	10.60%
Large Cap Value	9.00%
International Equity	5.48%
Emerging Markets	4.48%

*Based on total investment value as of April 30, 2006. Holdings may vary over time.

AdvisorOne Funds Annual Report

Amerigo Fund- Performance Update

Annualized Total Returns as of April 30, 2006
					Since	Inception
		1 Year	5 Year	10 Year	Inception	Date
Class C Shares[1]		19.73%	4.36%	N/A	0.06%	7/13/00

Class N Shares[2]		21.89%	5.39%	N/A	6.90%	7/14/97

[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

DATE	AMERIGO Fund Class N	S&P 500

7/14/1997	10,000	10,000
10/31/1997	10,060	10,007
4/30/1998	11,411	12,257
10/31/1998	10,327	12,207
4/30/1999	12,926	14,932
10/31/1999	14,000	15,341
4/30/2000	16,608	16,444
10/31/2000	16,050	16,275
4/30/2001	13,833	14,311
10/31/2001	11,871	12,222
4/30/2002	12,756	12,504
10/31/2002	10,402	10,376
4/30/2003	10,823	10,840
10/31/2003	12,983	12,534
4/30/2004	13,642	13,320
10/31/2004	14,109	13,715
4/30/2005	14,756	14,165
10/31/2005	15,803	14,911
4/30/2006	17,987	16,348

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Annual Report

Clermont Fund- Performance Update

Annualized Total Returns as of April 30, 2006
				Since	Inception
	1 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	11.14%	2.90%	N/A	3.86%	7/14/97

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

DATE	CLERMONT FUND (Class N)	S&P 500	Lehman Aggregate Bond Index

7/14/1997	10,000	10,000	10,000
10/31/1997	9,970	10,007	10,342
4/30/1998	10,984	12,257	10,713
10/31/1998	10,139	12,207	11,308
4/30/1999	11,566	14,932	11,385
10/31/1999	11,909	15,341	11,368
4/30/2000	12,853	16,444	11,529
10/31/2000	13,107	16,275	12,198
4/30/2001	12,098	14,311	12,957
10/31/2001	11,024	12,222	13,974
4/30/2002	11,624	12,504	13,972
10/31/2002	10,163	10,376	14,796
4/30/2003	10,511	10,840	15,435
10/31/2003	11,417	12,534	15,522
4/30/2004	11,994	13,320	15,716
10/31/2004	12,292	13,715	16,381
4/30/2005	12,559	14,165	16,542
10/31/2005	12,900	14,911	16,566
4/30/2006	13,958	16,348	16,659

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). "S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled Expenses Paid During the Period to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value ( 11/1/05 )	Ending Account Value ( 4/30/06 )	Expense Ratio (Annualized)	Expenses Paid During the Period* ( 11/1/05 to 4/30/06 )
Amerigo Fund
Actual:
Class C	$1,000.00	$1, 132.92	2.15%	$11. 37
Class N	1,000.00	1, 138.22	1.15%	6. 10
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014. 13	2.15%	10. 74
Class N	1,000.00	1,019 .09	1.15%	5. 76

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/05 to 4/30/06)
Clermont Fund
Actual	$1,000.00	$1,082.07	1.15%	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
Berolina Fund
Actual	1,000.00	1,011.00	1.15%	2.98
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
Descartes Fund
Actual	1,000.00	999.00	1.15%	0.38
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
Liahona Fund
Actual	1,000.00	999.00	1.15%	0.38
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

*Expenses are equal to the Fund s annualized expense ratios multiplied by the average account value over the period,

mu l tiplied by 18 1 /365 (to reflect the one-half year period).  For the Actual expenses of Berolina Fund 94 days were used and for Descartes Fund and Liahona Fund 12 days were used in order to reflect the actual days for which the respective Funds were operational during the period.

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund
April 30, 2006

	Shares	Market Value
Common Stocks - 1.24%
Diversified Companies - 1.24%
Berkshire Hathaway, Inc- Class A*	83	$ 7,387,000
Total Common Stocks (cost $7,520,267)		7,387,000

Bond Funds - 1.42%
iShares Lehman 20+ Year Treasury Bond Fund	100,000	8,416,000
Total Bond Funds (cost $8,634,027)		8,416,000

Equity Funds - 87.91%
Emerging Markets - 9.94%
iShares MSCI Emerging Markets Index Fund	450,000	47,452,500
Vanguard Emerging Markets VIPERs	160,000	11,604,800
		59,057,300
International Equity - 13.12%
iShares MSCI EAFE Index Fund	760,000	51,702,800
iShares MSCI Netherlands Index Fund	409,000	9,627,860
iShares MSCI Spain Index Fund	197,000	8,419,780
iShares MSCI United Kingdom Index Fund	385,000	8,258,250
		78,008,690
Large Cap Blend - 31.34%
SPDR Consumer Staples Select Sector Fund	995,000	23,710,850
SPDR Industrial Select Sector Fund	900,000	31,077,000
SPDR Trust Series 1	1,000,000	131,470,000
		186,257,850
Large Cap Growth - 9.43%
iShares Russell 1000 Growth Index Fund	270,000	14,202,000
Nasdaq-100 Index Tracking Stock Fund	1,000,000	41,840,000
		56,042,000
Large Cap Value - 6.72%
iShares Russell 1000 Value Index Fund	300,000	22,434,000
Vanguard Value VIPERs	285,000	17,513,250
		39,947,250
Mid Cap Blend - 5.36%
Vanguard Mid-Cap VIPERs	453,000	31,845,900

Mid Cap Growth - 5.88%
iShares Russell Midcap Growth Index Fund	345,000	34,996,800

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2006

	Shares	Market Value
Speciality - 6.12%
iShares Dow Jones US Healthcare Sector Index Fund	300,000	$ 18,543,000
iShares Nasdaq Biotechnology Index Fund*	70,000	5,435,500
Semiconductor HOLDRs Trust	10,000	376,000
SPDR Energy Select Sector Fund	20,000	1,144,800
StreetTRACKS Gold Trust*	2,600	169,234
Vanguard Health Care VIPERs	200,000	10,680,000
		36,348,534

Total Equity Funds (cost $473,986,140)		522,504,324

Money Market Funds - 9.38%
Goldman Sachs Prime Obligation Fund	32,788,262	32,788,262
Milestone Treasury Obligation Portfolio - Institutional Class	23,000,000	23,000,000
Total Money Market Funds (cost $55,788,262)		55,788,262

Total Investments (cost $545,928,696) - 99.95%		$ 594,095,586
Other Assets less Liabilities - 0.05%		277,216
NET ASSETS - 100.00%		$ 594,372,802

*Non-income producing security
EAFE- Europe, Australasia, Far East
HOLDRs - Holding Company Depositary Receipts
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

 Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund
April 30, 2006

	Shares	Market Value
Common Stock - 0.86%
Diversified Companies - 0.86%
Berkshire Hathaway, Inc- Class A*	13	$ 1,157,000
Total Common Stocks (cost $1,135,236)		1,157,000

Bond Funds - 22.67%
iShares IBOXX Liquid Corporates	15,550	2,382,635
iShares Lehman Aggregate Bond Fund	146,000	14,388,300
iShares Lehman 1-3 Year Treasury Bond Fund	40,000	3,196,000
iShares Lehman 20+ Year Treasury Bond Fund	90,000	7,574,400
Van Kampen Senior Income Trust	344,000	2,752,000
Total Bond Funds (cost $30,900,184)		30,293,335

Equity Funds - 59.58%
Emerging Markets - 8.27%
iShares MSCI Emerging Markets Index Fund	71,000	7,486,950
Vanguard Emerging Markets VIPERs	49,000	3,553,970
		11,040,920
International Equity - 5.86%
iShares MSCI EAFE Index Fund	75,000	5,102,250
iShares MSCI United Kingdom Index Fund	127,000	2,724,150
		7,826,400
Large Cap Blend - 16.30%
iShares Morningstar Large Core Index Fund	60,000	4,164,000
SPDR Trust Series I	112,000	14,724,640
Vanguard Consumer Staples VIPERs	50,000	2,894,000
		21,782,640
Large Cap Value - 3.25%
iShares Russell 1000 Value Index Fund	58,000	4,337,240

Mid Cap Blend - 15.29%
iShares Morningstar Mid Core Index Fund	87,000	6,788,610
Vanguard Mid-Cap VIPERs	194,000	13,638,200
		20,426,810
Mid Cap Growth - 4.40%
iShares Russell Midcap Growth Index Fund	58,000	5,883,520

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2006

	Shares	Market Value
Speciality - 6.21%
iShares Dow Jones US Healthcare Sector Index Fund	92,000	$ 5,686,520
Vanguard Health Care VIPERs	49,000	2,616,600
		8,303,120

Total Equity Funds (cost $68,127,634)		79,600,650

U.S. Treasury Bonds - 4.01%	Principal
U.S. Treasury TIP Bond, 3.375%, due 1/15/07	$ 4,790,471	4,846,984
U.S. Treasury TIP Bond, 3.625%, due 1/15/08	491,936	506,828
Total U.S. Treasury Bonds (cost $5,730,029)		5,353,812

Money Market Funds - 10.66%	Shares
Goldman Sachs Prime Obligation Fund	3,239,849	3,239,849
Milestone Treasury Obligation Portfolio- Institutional Class	11,000,000	11,000,000
Total Money Market Funds (cost $14,239,849)		14,239,849

Total Investments (cost $120,132,932) - 97.78%		$ 130,644,647
Other Assets less Liabilities - 2.22%		2,964,597
NET ASSETS - 100.00%		$ 133,609,244

* Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts
TIP- Treasury Inflation Protected
VIPERs - Vanguard Index Participation Equity Receipts

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Berolina Fund
April 30, 2006

	Shares	Market Value
Bond Funds - 10.53%
iShares Lehman Aggregate Bond Fund	10,000	$ 985,500
iShares Lehman 20+ Year Treasury Bond Fund	30,000	2,524,800
Total Bond Funds (cost $3,540,362)		3,510,300

Equity Funds - 82.11%
Emerging Markets - 5.22%
iShares MSCI Emerging Markets Index Fund	5,000	527,250
iShares S&P Latin America 40 Fund	8,000	1,213,680
		1,740,930
International Equity - 5.10%
iShares MSCI EAFE Index Fund	25,000	1,700,750

Large Cap Blend - 20.86%
SPDR Consumer Staples Select Sector Fund	80,000	1,906,400
SPDR Industrials Select Sector Fund	70,000	2,417,100
SPDR Trust Series 1	20,000	2,629,400
		6,952,900
Large Cap Growth - 5.82%
iShares Russell 1000 Growth Index Fund	21,000	1,104,600
Nasdaq 100 Share Index Unit Series 1	20,000	836,800
		1,941,400
Large Cap Value - 5.96%
Diamonds Trust Series I	6,000	683,580
iShares Russell 1000 Value Index Fund	4,000	299,120
SPDR Materials Select Sector	30,000	1,005,000
		1,987,700
Mid Cap Blend - 12.62%
iShares Russell Midcap Index Fund	10,000	951,300
Midcap SPDR Trust Series 1	15,000	2,200,650
Vanguard Mid-Cap VIPERs	15,000	1,054,500
		4,206,450
Mid Cap Growth - 3.96%
iShares Russell Midcap Growth Index Fund	13,000	1,318,720

AdvisorOne Funds Annual Report

Schedule of Investments - Berolina Fund (Continued)
April, 30, 2006

	Shares	Market Value
Speciality - 22.57%
Semiconductor HOLDRs Trust	10,000	$ 376,000
SPDR Health Care Sector Fund	30,000	929,400
SPDR Energy Select Sector Fund	70,000	4,006,800
SPDR Financial Select Sector Fund	40,000	1,356,800
Vanguard Health Care VIPERs	16,000	854,400
		7,523,400

Total Equity Funds (cost $26,573,438)		27,372,250

Money Market Funds - 9.89%
Goldman Sachs Prime Obligation Fund	3,298,505	3,298,505
Total Money Market Funds (cost $3,298,505)		3,298,505

Total Investments (cost $33,412,305) - 102.53%		$ 34,181,055
Other Assets less Liabilities - (2.53)%		(842,642)
NET ASSETS - 100.00%		$ 33,338,413

EAFE- Europe, Australasia, Far East
HOLDRs - Holding Company Depositary Receipts
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund
April 30, 2006

	Shares	Market Value

Equity Funds - 99.88%
Emerging Markets - 5.05%
iShares MSCI Emerging Markets Index Fund	2,200	$ 231,990

International Equity - 17.14%
iShares MSCI EAFE Growth Index Fund	8,500	548,930
iShares MSCI EAFE Index Fund	3,500	238,105
		787,035
Large Cap Blend - 34.10%
iShares Morningstar Large Core Index Fund	11,900	825,860
iShares S&P 500 Index Fund	3,835	504,686
SPDR Industrial Select Sector Fund	6,800	234,804
		1,565,350
Large Cap Value - 20.15%
iShares Russell 1000 Value Index Fund	12,365	924,655

Mid Cap Blend - 11.73%
iShares Morningstar Mid Core Index Fund	6,900	538,407

Mid Cap Growth - 11.71%
iShares Russell Midcap Growth Index Fund	5,300	537,632

Total Equity Funds (cost $4,579,803)		4,585,069

Money Market Funds - 25.87%
Goldman Sachs Financial Square Funds	593,941	593,941
Goldman Sachs Prime Obligation Fund	593,941	593,941
Total Money Market Funds (cost $1,187,882)		1,187,882

Total Investments (cost $5,767,685) - 125.75%		$ 5,772,951
Other Assets less Liabilities - (25.75)%		(1,182,252)
NET ASSETS - 100.00%		$ 4,590,699

EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund
April 30, 2006

	Shares	Market Value
Bond Funds - 16.41%
iShares Lehman US TIP Securities Fund	3,000	$ 299,700
Total Bond Funds (cost $299,706)		299,700

Equity Funds - 66.21%
Emerging Markets - 6.93%
iShares MSCI Emerging Markets Index Fund	1,200	126,540

International Equity - 8.49%
iShares MSCI EAFE Growth Index Fund	2,400	154,992

Large Cap Blend - 19.78%
iShares Morningstar Large Core Index Fund	1,600	111,040
iShares S&P 500 Index Fund	1,900	250,040
		361,080
Large Cap Value - 13.92%
iShares Russell 1000 Value Index Fund	3,400	254,252

Mid Cap Blend - 17.09%
iShares Morningstar Mid Core Index Fund	4,000	312,120

Total Equity Funds (cost $1,206,528)		1,208,984

Money Market Funds - 72.18%
Fidelity Institutional Government Portfolio	329,502	329,502
Goldman Sachs Government Obligations Fund	329,501	329,501
Goldman Sachs Treasury Obligations Fund	329,501	329,501
Goldman Sachs Prime Obligation Fund	329,501	329,501
Total Money Market Funds (cost $1,318,005)		1,318,005

Total Investments (cost $2,824,239) - 154.80%		$ 2,826,689
Other Assets less Liabilities - (54.80)%		(1,000,621)
NET ASSETS - 100.00%		$ 1,826,068

EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
TIP- Treasury Inflation Protected

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities
April 30, 2006

	Amerigo	Clermont
Assets:	Fund	Fund
Investments, at cost	$ 545,928,696	$ 120,132,932
Investments in securities, at value (a)	$ 538,307,324	$ 116,404,797
Short term investments (a)	55,788,262	14,239,849
Receivable for securities sold	-	2,995,975
Interest and dividends receivable	120,251	98,435
Receivable for fund shares sold	1,066,724	136,434
Prepaid expenses and other assets	47,856	33,434
Total Assets	595,330,417	133,908,924

Liabilities:
Payable for fund shares redeemed	371,193	162,735
Payable for distribution fees (b)	6,789	-
Payable to advisor (b)	479,871	93,522
Accrued expenses and other liabilities	99,762	43,423
Total Liabilities	957,615	299,680
Net Assets	$ 594,372,802	$ 133,609,244

Net Assets:
Paid in capital	$ 495,832,632	$ 120,970,641
Undistributed net investment income	1,487,849	705,513
Accumulated net realized gain on investments	48,885,431	1,421,376
Net unrealized appreciation on investments	48,166,890	10,511,714
Net Assets	$ 594,372,802	$ 133,609,244

Class C Shares:
Net assets	$ 7,893,100	$ -
Net asset value and offering price per share*	$ 14.91	$ -
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)
Total shares outstanding at end of year	529,441	-

Class N Shares:
Net assets	$ 586,479,702	$ 133,609,244
Net asset value, offering and redemption price per share	$ 15.39	$ 11.04
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)
Total shares outstanding at end of year	38,117,954	12,098,724

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.
(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)
April 30, 2006

	Berolina	Descartes	Liahona
Assets:	Fund	Fund	Fund
Investments, at cost	$ 33,412,305	$ 5,767,685	$ 2,824,239
Investments in securities, at value (a)	$ 30,882,550	$ 4,585,069	$ 1,508,684
Short term investments (a)	3,298,505	1,187,882	1,318,005
Receivable for securities sold	-	-	104,479
Interest and dividends receivable	7,891	890	232
Receivable for fund shares sold	54,628	-	-
Due from advisor (b)	-	12,047	12,018
Prepaid expenses and other assets	32,672	-	-
Total Assets	34,276,246	5,785,888	2,943,418

Liabilities:
Payable for securities purchased	839,696	1,182,494	1,105,140
Payable for fund shares redeemed	68,855	-	-
Payable to advisor (b)	6,996	-	-
Accrued expenses and other liabilities	22,286	12,695	12,210
Total Liabilities	937,833	1,195,189	1,117,350
Net Assets	$ 33,338,413	$ 4,590,699	$ 1,826,068

Net Assets:
Paid in capital	$ 32,281,173	$ 4,585,192	$ 1,823,937
Undistributed net investment income	30,985	241	40
Accumulated net realized gain (loss)
on investments	257,505	-	(359)
Net unrealized appreciation on
on investments	768,750	5,266	2,450
Net Assets	$ 33,338,413	$ 4,590,699	$ 1,826,068

Class N Shares:
Net assets	$ 33,338,413	$ 4,590,699	$ 1,826,068
Net asset value, offering and redemption
price per share (based on shares of
beneficial interest outstanding; unlimited
number of shares authorized; no par value)	$ 10.11	$ 9.99	$ 9.99
Total shares outstanding at end of period	3,298,312	459,423	182,799

(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.
(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations
For the Year Ended April 30, 2006

	Amerigo	Clermont
	Fund	Fund
Investment Income:
Interest income	$ 1,748,707	$ 1,468,550
Dividend income	6,247,750	1,818,785
Total investment income	7,996,457	3,287,335

Expenses:
Investment advisory fee (a)	4,753,329	1,214,264
Administration fees (a)	371,087	130,469
Accounting fees (a)	113,788	51,356
Distribution fees - Class C Shares (a)	78,668	-
Registration & filing fees	65,750	26,800
Transfer agent fees (a)	56,499	40,661
Custodian fees	42,520	7,353
Printing and postage expense	34,242	12,010
Professional fees	27,088	37,294
Insurance	24,928	5,539
Trustees' fees	7,635	6,683
Miscellaneous expenses	4,214	1,267
Total expenses before waivers	5,579,748	1,533,696
Expenses waived (a)	(33,299)	(136,431)
Net Expenses	5,546,449	1,397,265
Net Investment Income	2,450,008	1,890,070

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	58,761,199	4,194,266
Net change in unrealized appreciation
on investments	31,281,595	6,875,175
Net Realized and Unrealized Gain on Investments	90,042,794	11,069,441
Net Increase in Net Assets Resulting from
Operations	$ 92,492,802	$ 12,959,511

(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations (Continued)
For the Period Ended April 30, 2006*

	Berolina	Descartes	Liahona
	Fund	Fund	Fund
Investment Income:
Interest income	$ 32,475	$ 890	$ 232
Dividend income	63,324	-	-
Total investment income	95,799	890	232

Expenses:
Investment advisory fee (a)	56,339	564	135
Administration fees (a)	10,391	1,205	1,205
Accounting fees (a)	6,624	784	784
Registration & filing fees	7,644	904	904
Transfer agent fees (a)	14,398	868	705
Custodian fees	1,690	517	504
Printing and postage expense	4,001	168	86
Professional fees	14,829	8,002	7,839
Insurance	1,146	134	69
Trustees' fees	1,515	54	54
Miscellaneous expenses	1,053	60	60
Total expenses before waivers	119,630	13,260	12,345
Expenses waived (a)	(54,816)	(12,611)	(12,153)
Net Expenses	64,814	649	192
Net Investment Income	30,985	241	40

Net Realized and Unrealized Gain
on Investments:
Net realized gain (loss) on
investments	257,505	-	(359)
Net change in unrealized appreciation
on investments	768,750	5,266	2,450
Net Realized and Unrealized
Gain on Investments	1,026,255	5,266	2,091
Net Increase in Net Assets
Resulting From Operations	$ 1,057,240	$ 5,507	$ 2,131

*Berolina Fund commenced operations on January 27, 2006; Descartes Fund and Liahona Fund commenced operations on April 19, 2006.
(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets
Amerigo Fund

	For the	For the
	Year Ended	Year Ended
	April 30, 2006	April 30, 2005
Increase in Net Assets:

From Operations:
Net investment income	$ 2,450,008	$ 1,267,083
Net realized gain on investments	58,761,199	8,318,345
Net change in unrealized appreciation
on investments	31,281,595	7,016,981
Net increase in net assets resulting from operations	92,492,802	16,602,409
From Distributions to Shareholders:
From Net Investment Income:
Class C	(5,686)	-
Class N	(2,169,241)	(208,226)
From Net Realized Gains:
Class C	(187,160)	-
Class N	(11,328,170)	-
Total Dividends and Distributions to Shareholders	(13,690,257)	(208,226)
From Fund Share Transactions (a)	170,574,811	158,578,323
Total Increase in Net Assets	249,377,356	174,972,506

Net Assets:
Beginning of year	344,995,446	170,022,940
End of year	$ 594,372,802	$ 344,995,446
Undistributed net investment income at end of year	$ 1,487,849	$ 1,212,768

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets
Clermont Fund

	For the	For the
	Year Ended	Year Ended
	April 30, 2006	April 30, 2005
Increase in Net Assets:

From Operations:
Net investment income	$ 1,890,070	$ 1,100,619
Net realized gain on investments	4,194,266	601,888
Net change in unrealized appreciation
on investments	6,875,175	1,839,693
Net increase in net assets resulting from operations	12,959,511	3,542,200
From Distributions to Shareholders:
From Net Investment Income:
Class N	(1,760,306)	(1,115,446)
From Net Realized Gains:
Class N	(3,192,021)	(488,267)
Total Dividends and Distributions to Shareholders	(4,952,327)	(1,603,713)
From Fund Share Transactions (a)	22,718,104	43,515,106
Total Increase in Net Assets	30,725,288	45,453,593

Net Assets:
Beginning of year	102,883,956	57,430,363
End of year	$ 133,609,244	$ 102,883,956
Undistributed net investment income at end of year	$ 705,513	$ 575,749

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets
For the Period Ended April 30, 2006*

	Berolina	Descartes	Liahona
	Fund	Fund	Fund
Increase in Net Assets:

From Operations:
Net investment income	$ 30,985	$ 241	$ 40
Net realized gain (loss) on investments	257,505	-	(359)
Net change in unrealized appreciation
on investments	768,750	5,266	2,450
Net increase in net assets resulting
from operations	1,057,240	5,507	2,131
From Fund Share Transactions (a)	32,281,173	4,585,192	1,823,937
Total Increase in Net Assets	33,338,413	4,590,699	1,826,068

Net Assets:
Beginning of period	-	-	-
End of period	$33,338,413	$ 4,590,699	$ 1,826,068
Undistributed net investment
income at end of period	$ 30,985	$ 241	$ 40

*Berolina Fund commenced operations on January 27, 2006; Descartes Fund and Liahona Fund commenced operations on April 19, 2006.
(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class C Shares

	Fiscal Years Ending April 30,
	2006	2005	2004	2003	2002

Net asset value, beginning of year	$ 12.65	$ 11.82	$ 9.47	$ 11.27	$ 13.07

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.07)	(0.09)	(0.10)	(0.18)
Net realized and unrealized gain (loss) on
investments	2.67	0.90	2.44	(1.70)	(0.95)
Total income (loss) from investment operations	2.60	0.83	2.35	(1.80)	(1.13)

Less distributions from net investment income	(0.01)	-	-	-	(0.12)
Less distributions from net realized gains	(0.33)	-	-	-	(0.55)
Total distributions from net investment
income and net realized gains	(0.34)	-	-	-	(0.67)

Net asset value, end of year	$ 14.91	$ 12.65	$ 11.82	$ 9.47	$ 11.27

Total return (b)	20.73%	7.02%	24.82%	(15.97)%	(8.66)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 7,893	$ 7,067	$ 6,375	$ 4,741	$ 4,136
Ratio of expenses to average net assets	2.15%	2.15%	2.15%	2.15%	2.33%
Ratio of expenses to average net assets
before waivers and reimbursements	2.16%	2.22%	2.36%	2.63%	2.87%
Ratio of net investment income (loss) to
average net assets	(0.51)%	(0.57)%	(0.79)%	(1.01)%	(1.55)%
Portfolio turnover rate	73%	57%	55%	107%	46%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.(a)

	Class N Shares

	Fiscal Years Ending April 30,
	2006	2005	2004	2003		2002

Net asset value, beginning of year	$ 12.97	$ 12.00	$ 9.52	$ 11.22		$ 12.97

Income (loss) from investment operations:
Net investment loss	0.08	0.07	0.02	(0.00)	(b)	(0.07)
Net realized and unrealized gain (loss) on
investments	2.73	0.91	2.46	(1.70)		(0.94)
Total income (loss) from investment operations	2.81	0.98	2.48	(1.70)		(1.01)

Less distributions from net investment income	(0.06)	(0.01)	-	-		(0.19)
Less distributions from net realized gains	(0.33)	-	-	-		(0.55)
Total distributions from net investment
income and net realized gains	(0.39)	(0.01)	-	-		(0.74)

Net asset value, end of year	$ 15.39	$ 12.97	$ 12.00	$ 9.52		$ 11.22

Total return (c)	21.89%	8.16%	26.05%	(15.15)%		(7.79)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 586,480	$ 337,929	$ 163,648	$ 41,303		$ 35,368
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.15%		1.33%
Ratio of expenses to average net assets
before waivers and reimbursements	1.16%	1.22%	1.36%	1.63%		1.88%
Ratio of net investment income (loss) to
average net assets	0.53%	0.54%	0.21%	(0.01)%		(0.55)%
Portfolio turnover rate	73%	57%	55%	107%		46%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Fiscal Years Ending April 30,
	2006	2005	2004	2003	2002

Net asset value, beginning of year	$ 10.33	$ 10.04	$ 8.93	$ 9.94	$ 10.81

Income (loss) from investment operations:
Net investment income	0.17	0.14	0.22	0.12	0.12
Net realized and unrealized gain (loss) on
investments	0.96	0.34	1.04	(1.07)	(0.55)
Total income (loss) from investment operations	1.13	0.48	1.26	(0.95)	(0.43)

Less distributions from net investment income	(0.15)	(0.13)	(0.15)	(0.06)	(0.15)
Less distributions from net realized gains	(0.27)	(0.06)	-	-	(0.29)
Total distributions from net investment
income and net realized gains	(0.42)	(0.19)	(0.15)	(0.06)	(0.44)

Net asset value, end of year	$ 11.04	$ 10.33	$ 10.04	$ 8.93	$ 9.94

Total return (b)	11.14%	4.72%	14.11%	(9.58)%	(3.92)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 133,609	$ 102,884	$ 57,430	$ 34,755	$ 14,440
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.33%
Ratio of expenses to average net assets
before waivers and reimbursements	1.26%	1.32%	1.51%	1.77%	3.55%
Ratio of net investment income (loss) to
average net assets	1.56%	1.35%	2.26%	1.21%	1.22%
Portfolio turnover rate	55%	36%	97%	105%	60%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
For the Period Ended April 30, 2006*

Selected data based on a share outstanding throughout the period indicated.(a)

	Class N Shares

	Berolina	Descartes	Liahona
	Fund	Fund	Fund

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment income	0.01	-	-
Net realized and unrealized gain (loss) on
investments	0.10	(0.01)	(0.01)
Total income (loss) from investment operations	0.11	(0.01)	(0.01)

Less distributions from net investment income	-	-	-
Less distributions from net realized gains	-	-	-
Total distributions from net investment
income and net realized gains	-	-	-

Net asset value, end of period	$ 10.11	$ 9.99	$ 9.99

Total return (b)	1.10%	(0.10)%	(0.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 33,338	$ 4,591	$ 1,826
Ratio of expenses to average net assets (c)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (c)	2.12%	23.48%	74.02%
Ratio of net investment income (loss) to
average net assets (c)	0.55%	0.43%	0.24%
Portfolio turnover rate	86%	0%	7%

*Berolina Fund commenced operations on January 27, 2006; Descartes Fund and Liahona Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

Refer to Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 30, 2006

1.     Organization

AdvisorOne Funds (the Trust or the Funds ) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the 1940 Act ), as amended, as an open-end management investment company. The Amerigo Fund , the Clermont Fund , the Berolina Fund, the Descartes Fund and the Liahona Fund (collectively the Funds and each individually a Fund ) are each a series of the Trust ..   The Funds operate as diversified investment companies.

  Fund                                            Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Berolina Fund	Growth of capital and total return
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income

The Funds offer the following classes of shares:

   Class                                        Funds Offering Class

Class C	Amerigo Fund only
Class N	Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund, and Liahona Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N Shares are offered at net asset value.

2.     Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.   NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.   U.S. long-term debt

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 30, 2006 (Continued)

obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust s Board of Trustees (the Board ) in accordance with the Trust s Portfolio Securities Valuation Procedures (the Procedures ).  The Procedures consider, among others, the following factors to determine a security s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of April 30, 2006, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the underlying funds ).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

Indemnification.

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote .

3.     Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investment Firm, LLC (the Adviser , formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund , net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N	1.15%

The waivers /reimbursement of the Adviser s fees for the period ended April 30, 2006 were as follows:

Fund	Waiver/Reimbursement
Amerigo Fund	$ 33,299
Clermont Fund	136,431
Berolina Fund	54,816*
Descartes Fund	12,611**
Liahona Fund	12,153**

                                                                                                                      _________

                                                                                                                     *The Berolina Fund commenced operations on January 27, 2006

                                                                                                                     **The Descartes Fund and Liahona Fund commenced operations on April 19, 2006

Administration, Fund Accounting , Transfer Agent and Custody Administration Fees

Gemini Fund Services, LLC (the Administrator ), an affiliate of the Adviser, serves as the administrator, fund accountant, transfer agent and custody administrator of the Trust. The Administration agreement provides that the Administrator may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, the Administrator receives from each fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, the Administrator receives from each Fund a monthly fee of $2,000 plus a basis point fee calculated on the Fund s average daily net assets exceeding $25 million, plus out-of-pocket expenses.  For providing transfer agent services, the Administrator receives from each Fund a minimum monthly or per account fee plus certain transaction fees, which are allocated by shareholder accounts.  For providing custody administration services, the Administrator receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust s average daily portfolio market value, and at reduced rates thereafter.

Distributor

The distributor of the Funds is Aquarius Fund Distributors, LLC. ( the Distributor ), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-l under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates ..  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater;  $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.     Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2006, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Amerigo Fund	$ 545,928,696	$ 49,009,872	$ 842,982	$ 48,166,890
Clermont Fund	120,149,086	11,604,151	1,108,591	10,495,560
Berolina Fund	33,435,981	832,551	87,477	745,074
Descartes Fund	5,767,685	14,837	9,571	5,266
Liahona Fund	2,824,598	3,283	1,192	2,091

5.     Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2006, were as follows:

	Purchases	Sales
Amerigo Fund	$ 433,116,365	$ 318,460,460
Clermont Fund	80,441,463	52,839,653
Berolina Fund *	44,834,102	14,977,807
Descartes Fund **	4,579,803
Liahona Fund **	1,611,071	104,479

 _______

*The Berolina Fund commenced operations on January 27, 2006

**The Descartes Fund and Liahona Fund commenced operations on April 19, 2006

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 30, 2006 (Continued)

6.     Shareholders Transactions

At April 30, 2006, the Funds had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund:

	Year Ended April 30, 2006		Year Ended April 30, 2005
Amerigo Fund	Shares	Dollars	Shares	Dollars

Class C Shares:
Shares sold	61,636	$ 851,391	112,021	$1,389,164
Shares issued to shareholders in reinvestment	13,680	191,099
Shares redeemed	(104,528)	(1,493,058)	(92,807)	(1,125,166)
Net increase (decrease)	(29,212)	$ (450,568)	19,214	$ 263,998

	Year Ended April 30, 2006		Year Ended April 30, 2005
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares sold	16,575,050	$ 237,000,540	16,129,378	$204,793,037
Shares issued to shareholders in reinvestment	873,745	12,555,713	13,957	188,284
Shares redeemed	(5,390,054)	(78,530,874)	(3,718,715)	(46,666,996)
Net increase	12,058,741	$ 171,025,379	12,424,620	$158,314,325

	Year Ended April 30, 2006		Year Ended April 30, 2005
Clermont Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	6,034,742	$ 64,727,602	6,954,521	$71,552,600
Shares issued to shareholders in reinvestment	400,587	4,234,203	120,754	1,271,538
Shares redeemed	(4,299,803)	(46,243,701)	(2,830,346)	(29,309,032)
Net increase	2,135,526	$ 22,718,104	4,244,929	$43,515,106

	Berolina Fund		Descartes Fund
	Period Ended April 30, 2006*		Period Ended April 30, 2006 * *
	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	3,468,904	$ 33,981,336	459,423	$ 4,585,192
Shares issued to shareholders in reinvestment
Shares redeemed	(170,592)	(1,700,163)
Net increase	3,298,312	$ 32,281,173	459,423	$ 4,585,192

	Liahona Fund
	Period Ended April 30, 2006* *
	Shares	Dollars

Class N Shares:
Shares sold	182,799	$ 1,823,937
Shares issued to shareholders in reinvestment
Shares redeemed
Net increase	182,799	$ 1,823,937

  * The Berolina Fund commenced operations on January 27 , 2006

** T he Descartes Fund and Liahona Fund commenced operations on April 19, 2006.

7.    Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2006, and April 30, 2005 were as follows:

2006	Ordinary Income	Long-Term Capital Gains
Amerigo Fund	$ 4,800,002	$ 8,890,255
Clermont Fund	$ 2,124,102	$ 2,828,225

2005	Ordinary Income	Long-Term Capital Gains
Amerigo Fund	$ 208,226	$
Clermont Fund	$1,115,446	$ 488,267

The Berolina Fund, Descartes Fund and Liahona Fund made no distributions to shareholders during the periods.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized A ppreciation
Amerigo Fund	$ 8,415,788	$ 41,957,492	$ 48,166,890
Clermont Fund	1,828,169	316,647	10,495,560
Berolina Fund	312,166		745,074
Descartes Fund	241		5,266
Liahona Fund	40		2,091

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of AdvisorOne Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund (each a series of AdvisorOne Funds), as of April 30, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Funds management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund as of April 30, 2006, the results of their operations, the changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 2, 2006

AdvisorOne Funds Annual Report

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.   The term of office of each Trustee listed below will continue indefinitely.   Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

INTERESTED T RUSTEES

Michael Miola ** Year of Birth: 1953	Chairman of the Board	Elected by Shareholders on May 7, 2003

Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC ; CLS Investment Firm, LLC; GemCom, LLC and Fund Compliance Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Constellation Trust Company; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

NON-INTERESTED TRUSTEES
L. Merill Bryan, Jr. Year of Birth: 1944 Gary Lanzen Year of Birth: 1955 Anthony J. Hertl Year of Birth: 1950	Trustee Trustee Trustee	Elected by Shareholders on May 7, 2003 Elected by Shareholders on May 7, 2003 Elected by Shareholders on December 17, 2004

Retired; formerly Senior Vice President & Chief Information Officer of Union Pacific Corporation. Current Directorships:  Northern Lights Fund Trust ; Northern Lights Variable Trust ; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc.  Current Directorships:  Northern Lights Fund Trust ; Northern Lights Variable Trust ; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.  Mr. Hertl also held various senior management positions at Prudential Securities, including Chief Financial Officer- Specialty Finance Group, Director of Global Taxation and Capital Markets Comptroller.  Mr. Hertl is also a CPA.  Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Satuit Capital Management Trust; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

AdvisorOne Funds Annual Report

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

OFFICERS

W. Patrick Clarke

Year of Birth: 1946

Michael Wagner

Year of Birth: 1951

450 Wireless Boulevard

Hauppauge, NY 11788

Brian Niels e n

Year of Birth: 1972

Colleen T. McCoy

Year of Birth: 1955

161 Canterbury Road

Rochester, NY 14607

Andrew Rogers

Year of Birth: 1969

450 Wireless Boulevard

Hauppauge, NY 11788

President Treasurer Secretary Chief Compliance Officer Assistant Treasurer	Appointed February 3, 2003 Appointed May 9, 2003 Appointed February 3, 2003 Appointed October 1, 2004 Appointed May 9, 2003

Chief Executive Officer and Manager of CLS Investment Firm, LLC; President of the Trust; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, Gemini Fund Services, LLC, Aquarius Fund Distributors, LLC; GemCom, LLC,  Fund Compliance Services, LLC, and Forum Financial Consultants, LLC. Director of Constellation Trust Company.

President, Fund Compliance Services, LLC; President and Manager, Gemini Fund Services, LLC (2004-2006) ; Chief Operating Officer and Manager of Fund Compliance Services, LLC; Director of Constellation Trust Company.

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC, CLS Investment Firm, LLC and Orion Advisor Services, LLC; President, Secretary and General Counsel for Aquarius Fund Distributors, LLC; Director, Secretary and General Counsel for Constellation Trust Company; Assistant Secretary for Gemini Fund Services, LLC, Fund Compliance Services, LLC and GemCom, LLC.

Founder and consultant of Canterbury Group LLC (mutual fund consulting) since 2001; Chief Compliance Officer for a number of other mutual fund groups since 2004; Vice President & Business Manager (Global Funds Administration) with JPMorgan Chase (1988-2001).

President, Gemini Fund Services, LLC; President, Fund Compliance Services, LLC and GemCom LLC ; Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2001-2003); Vice President, JP Morgan Chase & Co. (1998-2001).

____________

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  CLS Investment Firm, LLC (the Trust s Adviser), Gemini Fund Services, LLC (the Trust s Administrator) and Aquarius Fund Distributors, LLC (the Trust s Distributor).

The Trust s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225.

AdvisorOne Funds Annual Report

Additional Information (Unaudited)

Amendment of the Advisory Agreement CLS Funds

In connection with the Regular Board meetings for the Trust on September 23, 2005 and December 19, 2005, the Board, including the Independent Trustees, discussed amendments to the current Investment Advisory Agreement between the Trust and CLS Investment Firm, LLC (the Adviser ), to include each of the Berolina, Descartes and Liahona Funds (each a Fund , collectively the Funds ).  The Board noted that these new funds were being introduced because the Adviser wanted to be able to offer its clients a greater selection of funds with different types of investment strategies and varying degrees of risk, with increased tax efficiency.

On September 23, 2005, the Board discussed the approval of certain organizational items relating to Berolina Fund.  The Board noted that the Fund would be primarily utilized as part of an asset allocation service offered by the Adviser.  At the Meeting, a presentation was given regarding the Fund s investment strategies and objective, highlighting the Fund s tactical approach to investing.  On December 19, 2005, the Board discussed the approval of certain organizational items relating to the Descartes and Liahona Funds.  It was noted that the differences among the five CLS Funds lie in their sector weighting; Amerigo, Clermont and Berolina are heavily weighted in the growth sectors, while Descartes and Liahona are value-based funds.

The Board interviewed the Adviser and received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Berolina, Descartes and Liahona Funds (the Funds ) will invest;  (c) arrangements in respect of the distribution of each Fund s shares; (d) the procedures employed to determine the value of each Fund s assets; (e) the Adviser s management of the relationships with the Funds custodian; (f) the resources available with respect to compliance with each Fund s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Funds shareholders.

The Board noted that the Adviser would charge Berolina, Descartes and Liahona the same management fee it currently charges Amerigo and Clermont.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fees were reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Funds, which offers a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Funds had the potential to benefit shareholders and that the risk statements in each Fund s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser s past performance, as well as other factors relating to the Adviser s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratios, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders. The Board reviewed the contractual arrangement by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Funds, at least until June 30, 2007, to ensure that Net Annual Fund Operating Expenses will not exceed 1.15% of the average daily net assets, and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds, whether there is potential for realization of any further economies of scale.

Profitability.  The overall level of profitability of the Adviser, including an extensive review of the methodology used in allocating costs to the management of each Fund. The Board, including the Independent Trustees, has concluded that the cost allocation methodology employed by the Adviser has a reasonable basis and is appropriate in light of all of the circumstances considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of each Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to each Fund's business.

Other Benefits to the Adviser. The character and amount of fees paid by each Fund and each Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Funds.

                  Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission s ( SEC ) website at http://www.sec.gov .

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Trust s Form N-Q is available on the SEC s website at http://www.sec.gov and may be reviewed and copied at the SEC s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

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www.advisoronefunds.com
4020 S. 147th Street, Omaha, NE 68137
1-866-811-0225

Distributed by Aquarius Fund Distributors, LLC
Member NASD

Item 2. Code of Ethics.

(a)         As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         For purposes of this item, code of ethics means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)         Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)         Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)         Compliance with applicable governmental laws, rules, and regulations;

(4)         The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)         Accountability for adherence to the code.

(c)         Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)         Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)         The Registrant s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)         Audit Fees

              FY 2006                         $ 49,000

              FY 2005                         $ 24,000

(b)         Audit-Related Fees

              FY 2006                         $ 0

              FY 2005                         $ 0

              Nature of the fees:

(c)         Tax Fees

              FY 2006                         $ 12,900

              FY 2005                         $  5,000

              Nature of the fees:         Preparation of federal and state tax returns and review of annual dividend calculations.

(d)         All Other Fees

                                                     Registrant          Adviser

              FY 2006                         $ 0                     $ 0

              FY 2005                         $ 0                     $ 0

              Nature of the fees:

(e)         (1)         Audit Committee s Pre-Approval Policies

                            The registrant s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)         Percentages of 2006 Services Approved by the Audit Committee

                                                                  Registrant          Adviser

Audit-Related Fees:        0%                   0%

Tax Fees:                       0%                   0%

All Other Fees:               0%                    0%

(f)          During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                     Registrant                                                 Adviser

              FY 2006                         $ 12,900                                                   $ None

              FY 2005                         $   5,000                                                   $ None

(h)         Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2006.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the registrant s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR,  the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Code of Ethics filed herewith.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)    Not applicable.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date      7/10/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date      7/10/06

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date      7/10/06